BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash			$ 641
Prepaid Expenses	$ 10,000		350
Total Current Assets	10,000		991
TOTAL ASSETS	$ 10,000		991
Current Liabilities:
Accounts payable			1,650
Accounts payable, related parties	$ 31,203	$ 13,672	76,512
Total Current Liabilities	31,203	13,672	78,162
TOTAL LIABILITIES	$ 31,203	$ 13,672	$ 78,162
Commitments and contingencies (Notes 1, 2, 3, 4, 5 and 6)
Stockholders' (Deficit)
Preferred stock, $.001 par value 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $.001 par value 780,000,000 shares authorized, 7,894,111 issued and outstanding	$ 7,894	$ 7,894	$ 7,894
Additional paid-in capital	1,312,323	1,312,323	1,221,685
Accumulated (Deficit)	(1,341,420)	(1,333,889)	(1,306,750)
TOTAL STOCKHOLDERS' EQUITY OR (DEFICIT)	(21,203)	$ (13,672)	(77,171)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY OR (DEFICIT)	$ 10,000		$ 991